Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Staff costs	$ 2,127	$ 506	$ 354
Share based payment expense	2,097	162	124
Auditor's remuneration - audit services	99	95	37
Listing and admission expenses	2,189
Other administrative expenses	4,039	1,956	861
Operating expenses	$ 10,551	$ 2,719	$ 1,376